OTHER INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2021	$ 112,883
2022	93,096
2023	77,506
2024	60,291
2025	13,966
Thereafter	8,261
Estimated amortization expense	$ 366,003